LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS - Additional Information (Details)						12 Months Ended
	Mar. 01, 2021 USD ($) item shares	Feb. 05, 2021 USD ($) item	Jan. 29, 2021 USD ($)	Jan. 25, 2021 USD ($) Vote $ / shares shares	Jan. 07, 2021 USD ($)	Dec. 31, 2020 USD ($) item Vote $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Jan. 05, 2021 USD ($) item
Disclosure of non-adjusting events after reporting period [line items]
Borrowings obtained						$ 845,200,000	$ 854,700,000	$ 754,800,000
Proceeds from borrowings						734,346,000	261,830,000	$ 114,530,000
Share capital						$ 748,000	$ 747,000
Number of votes | Vote						350,000,000
Number of scrubber fitted vessels | item						2
A-shares
Disclosure of non-adjusting events after reporting period [line items]
Par value of common shares | $ / shares						$ 0.01	$ 0.01	$ 0.01
B-shares
Disclosure of non-adjusting events after reporting period [line items]
Par value of common shares | $ / shares						0.01	0.01	0.01
C-shares
Disclosure of non-adjusting events after reporting period [line items]
Par value of common shares | $ / shares						$ 0.01	$ 0.01	$ 0.01
Danish ship finance | MR Vessel, Torm India
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings					$ 13,600,000
Danish ship finance | MR Vessel, Torm Philipines
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings			$ 13,600,000
TEAM Tankers Deep Sea Ltd
Disclosure of non-adjusting events after reporting period [line items]
Cash consideration	$ 82,500,000
Issuance of shares | shares	5,970,000
Percentage of current outstanding shares	8.00%
Number of vessels to be purchased | item	6
Market value based on broker values of vessels	$ 148,000,000
Additional facility | Danish ship finance
Disclosure of non-adjusting events after reporting period [line items]
Borrowings obtained									$ 56,400,000
Number of MR Vessels | item									2
Number of vessels with option of additional financing | item									1
Lease Facility | Bocomm Leasing
Disclosure of non-adjusting events after reporting period [line items]
Borrowings obtained						$ 76,000,000
Revolving Facility | TEAM Tankers Deep Sea Ltd
Disclosure of non-adjusting events after reporting period [line items]
Borrowings obtained	67,000,000
TFA Facility 1
Disclosure of non-adjusting events after reporting period [line items]
Borrowings obtained						299,000,000
TFA Facility 1 | Danish ship finance
Disclosure of non-adjusting events after reporting period [line items]
Borrowings obtained						$ 150,000,000
TFA Facility 1 | TEAM Tankers Deep Sea Ltd
Disclosure of non-adjusting events after reporting period [line items]
Borrowings obtained	$ 28,000,000
Capital Increase
Disclosure of non-adjusting events after reporting period [line items]
Share capital				$ 748,630.20
Capital Increase | A-shares
Disclosure of non-adjusting events after reporting period [line items]
Nominal shares issued | shares				7,089
Nominal Value per share | $ / shares				$ 70.89
Par value of common shares | $ / shares				$ 0.01
Number of shares issued | shares				74,863,018
Number of votes | Vote				74,863,018
Capital Increase | B-shares
Disclosure of non-adjusting events after reporting period [line items]
Par value of common shares | $ / shares				$ 0.01
Number of shares issued | shares				1
Capital Increase | C-shares
Disclosure of non-adjusting events after reporting period [line items]
Par value of common shares | $ / shares				$ 0.01
Number of shares issued | shares				1
Scrubber Installations | Lease Facility | Bocomm Leasing
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings		$ 11,200,000
Number of scrubber fitted vessels | item		4